Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Upbound Group, Inc
Entity Central Index Key	0000933036
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Upbound Group, Inc
Entity Central Index Key	0000933036
Current Fiscal Year End Date	--12-31
Amendment Flag	false